Short-Term Investment - Schedule of Short-Term Investment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Short-Term Investment [Abstract]
Investment in a private investment fund	$ 4,608
Uninvested cash held at brokerage accounts	1,192
Total	$ 5,800